Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue	$ 1,351	$ 180	$ 0
Operating expenses
Research and development	(36,888)	(41,793)	(31,342)
General and administrative	(30,703)	(22,598)	(8,965)
Loss from operations	(66,240)	(64,211)	(40,307)
Foreign exchange (loss) gain, net	231	355	(4)
Interest expenses	(87)	(85)	(206)
Interest income	98	116	184
Other income, net	1,360	4	0
Loss before income tax	(64,638)	(63,821)	(40,333)
Income tax expenses	(3,570)	0	0
Net loss	(68,208)	(63,821)	(40,333)
Less: Net loss attributable to noncontrolling interests	(4,029)	(2,848)	(2,248)
Net loss attributable to BeyondSpring Inc.	$ (64,179)	$ (60,973)	$ (38,085)
Net loss per share
Basic and diluted (in dollars per share)	$ (1.64)	$ (2.03)	$ (1.55)
Weighted average shares outstanding
Basic and diluted (in shares)	39,023,643	29,984,284	24,645,714
Other comprehensive loss, net of tax of nil:
Foreign currency translation adjustment gain (loss)	$ (296)	$ (530)	$ 96
Unrealized holding gain	5	0	0
Comprehensive loss	(68,499)	(64,351)	(40,237)
Less: Comprehensive loss attributable to noncontrolling interests	(4,094)	(2,941)	(2,250)
Comprehensive loss attributable to BeyondSpring Inc.	$ (64,405)	$ (61,410)	$ (37,987)